Document and Entity Information	Dec. 31, 2023	Dec. 15, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Dec. 15, 2023
Entity Registrant Name		MOSAIC CO
Entity Incorporation, State or Country Code		DE
Entity File Number		001-32327
Entity Tax Identification Number		20-1026454
Entity Address, Address Line One		101 East Kennedy Blvd.
Entity Address, Address Line Two		Suite 2500
Entity Address, City or Town		Tampa,
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33602
City Area Code		800
Local Phone Number		918-8270
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of each class		Common Stock, par value $0.01 per share
Trading Symbol		MOS
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001285785
Amendment Flag		false
Current Fiscal Year End Date	--12-31